UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/James McKee     New York, NY     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $96,318 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261       31    45600 SH  PUT  DEFINED 0               45600        0
CENTRAL PAC FINL CORP          COM NEW          154760409    23473  1812604 SH       DEFINED 0             1812604        0
CHEMTURA CORP                  COM NEW          163893209     6511   383473 SH       DEFINED 0              383473        0
CITIGROUP INC                  COM NEW          172967424     1184    32383 SH       DEFINED 0               32383        0
FORD MTR CO DEL                COM PAR $0.01    345370860     2495   200000 SH       DEFINED 0              200000        0
FORD MTR CO DEL                COM PAR $0.01    345370860      160  1100000 SH  CALL DEFINED 0             1100000        0
ISHARES INC                    MSCI GERMAN      464286806       22    15800 SH  CALL DEFINED 0               15800        0
ISHARES TR                     FTSE CHINA25 IDX 464287184       23    40000 SH  PUT  DEFINED 0               40000        0
ISHARES TR                     MSCI EMERG MKT   464287234      216   322100 SH  CALL DEFINED 0              322100        0
ISHARES TR                     MSCI EMERG MKT   464287234       91    60000 SH  PUT  DEFINED 0               60000        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100        7    15000 SH  CALL DEFINED 0               15000        0
PMC COML TR                    SH BEN INT       693434102     2933   342647 SH       DEFINED 0              342647        0
POLYPORE INTL INC              COM              73179V103     3516   100000 SH       DEFINED 0              100000        0
QUALCOMM INC                   COM              747525103       45    30000 SH  PUT  DEFINED 0               30000        0
QUALCOMM INC                   COM              747525103       61    30000 SH  CALL DEFINED 0               30000        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102     9152   162042 SH       DEFINED 0              162042        0
RESEARCH IN MOTION LTD         COM              760975102     2721   185500 SH       DEFINED 0              185500        0
RESEARCH IN MOTION LTD         COM              760975102      873    59500 SH       DEFINED 1               59500        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    30400   650000 SH       DEFINED 0              650000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      265     1633 SH       DEFINED 0                1633        0
SPDR GOLD TRUST                GOLD SHS         78463V107      138    70300 SH  CALL DEFINED 0               70300        0
SPDR GOLD TRUST                GOLD SHS         78463V107       21    15000 SH  PUT  DEFINED 0               15000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       97   130000 SH  CALL DEFINED 0              130000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      229   170000 SH  PUT  DEFINED 0              170000        0
TARGET CORP                    COM              87612E106    11654   200000 SH       DEFINED 0              200000        0